Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2016
Registrant Name	NEUBERGER BERMAN EQUITY FUNDS
Central Index Key	0000044402
Amendment Flag	false
Document Creation Date	Apr. 06, 2017
Document Effective Date	Apr. 10, 2017
Prospectus Date	Apr. 10, 2017